Asset Acquisition (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 09, 2022	Jul. 06, 2022	Jan. 31, 2021	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Exercise price	$ 5.32								$ 4.38
Vested option value						$ 200,000			$ 200,000
Acquisition cost		$ 2,936,712
Fair value of assets acquired		53,576
Building [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life							20 years
Machinery and Equipment [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life							5 years
Finite-Lived Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life							5 years
Safegard Medical Inc [Member]
Business Acquisition [Line Items]
Acquisition cost		2,936,712
Equity Option [Member]
Business Acquisition [Line Items]
Vested option value									$ 253,337
Equity Option [Member]
Business Acquisition [Line Items]
Stock options issued									71,429
Exercise price									$ 7.00
Common Stock [Member]
Business Acquisition [Line Items]
Additional consideration, shares			28,571			28,571			71,429
Share price									$ 7.00
Vested option value						$ 3			$ 3
Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Asset acquisition				$ 2,500,000
Operating costs						$ 250,000	$ 683,000	$ 770,000	$ 850,000	$ 345,000
Share Purchase Agreement [Member] | Equity Option [Member]
Business Acquisition [Line Items]
Vested option value		183,136
Share Purchase Agreement [Member] | Equity Option [Member]
Business Acquisition [Line Items]
Stock options issued				35,714
Exercise price				$ 7.00
Share Purchase Agreement [Member] | Stock Option One [Member]
Business Acquisition [Line Items]
Stock options issued				10,000
Exercise price				$ 4.25
Share Purchase Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Additional consideration, shares				28,571
Share price				$ 7.00
Vested option value		$ 200,000